RELATED PARTY TRANSACTIONS - Related Party Share Issuance/Transfers (Details) - USD ($)			1 Months Ended	3 Months Ended	12 Months Ended
	Aug. 09, 2024	Feb. 09, 2024	Jul. 31, 2024	Mar. 31, 2025	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Jun. 30, 2023
RELATED PARTY TRANSACTIONS
Conversion, capital transferred			2,412,930
Shares issued as payment towards contingent guarantee			$ 1,210,290
Common stock, value					$ 4,016		$ 21	$ 503
Common stock, par value (in dollars per share)					$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Shares issued under Tau agreement settled					$ 1,870,381
Post Reverse Split
RELATED PARTY TRANSACTIONS
Shares issued under Tau agreement settled		$ 1,462,650
Promissory Notes
RELATED PARTY TRANSACTIONS
Shares issued to pay interest on convertible notes			21,299
Secured convertible notes
RELATED PARTY TRANSACTIONS
Shares issued to pay interest on convertible notes			217,397
Chardan Note
RELATED PARTY TRANSACTIONS
Shares issued to pay interest on convertible notes			212,803
Principal amount			400,000
Shares transferred					4,250,000
Chardan Note | Pre Reverse Split
RELATED PARTY TRANSACTIONS
Shares transferred					2,744,623
Short and Long Term Notes
RELATED PARTY TRANSACTIONS
Shares issued to pay interest on convertible notes			$ 351,141
Quantum Ventures LLC | Post Reverse Split
RELATED PARTY TRANSACTIONS
Conversion, shares transferred					6,113
Quantum Ventures LLC | Chardan Note | Post Reverse Split
RELATED PARTY TRANSACTIONS
Conversion, shares transferred					2,427
Quantum Ventures LLC | Sponsor | Post Reverse Split
RELATED PARTY TRANSACTIONS
Conversion, capital transferred			2,550,588
Quantum Ventures LLC | Sponsor | Shares issuable pursuant to Short Term and Long Term Notes | Pre Reverse Split
RELATED PARTY TRANSACTIONS
Conversion, shares transferred			1,558,923
Atlas FinTech
RELATED PARTY TRANSACTIONS
Common stock, value	$ 803,860
Common stock, par value (in dollars per share)	$ 0.0001
Atlas FinTech | Pre Reverse Split
RELATED PARTY TRANSACTIONS
Shares transferred	2,788,276
Reimbursement shares transferred					1,337,500
Number of additional shares issued	991,665
Common stock issued to for consulting services (in shares)	4,125,776
Atlas FinTech | Post Reverse Split
RELATED PARTY TRANSACTIONS
Conversion, shares transferred					2,119
Shares transferred	46,471
Reimbursement shares transferred	22,292
Number of additional shares issued	16,528
Common stock issued to for consulting services (in shares)	68,763
Atlas FinTech | Chardan Note | Post Reverse Split
RELATED PARTY TRANSACTIONS
Conversion, shares transferred					877
Atlas FinTech | Sponsor | Post Reverse Split
RELATED PARTY TRANSACTIONS
Conversion, capital transferred			42,510
Atlas FinTech | Sponsor | Shares issuable pursuant to Short Term and Long Term Notes | Pre Reverse Split
RELATED PARTY TRANSACTIONS
Conversion, shares transferred			991,665
Atlas FinTech | Related Party
RELATED PARTY TRANSACTIONS
Value of shares transferred				$ 177,334
Shares issued under Tau agreement settled				$ 27,282